Debt - Schedule of the Company's Debt (Parenthetical) (Details) - 8.25% Senior Notes Due October 15, 2024		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016
Debt Instrument [Line Items]
Interest rate, stated percentage	8.25%	8.25%
Maturity date	Oct. 15, 2024	Oct. 15, 2024